Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
NOTE 13 — COMMITMENTS AND CONTINGENCIES

Lease Commitments

As of December 31, 2017, the Company is a tenant under various operating leases with third parties related to certain of its delivery hubs, vending machines and offices. The initial terms expire at various dates between 2018 and 2032, and many of the leases include renewal options ranging from three to twenty years. Rent is recognized on a straight-line basis over the lease term and includes scheduled rent increases as well as amortization of tenant improvement allowances. Rent expense for these operating leases was approximately $4.2 million, $0.9 million and $0.3 million for years ended December 31, 2017, 2016 and 2015, respectively.

In September 2016, the Company entered into a lease with a third party for the second floor of its corporate headquarters in Tempe, Arizona. The lease has an initial term of 83 months and has three five-year extension options. At the request of the landlord, DriveTime agreed to partially guarantee the lease payments until September 2019. The Company started incurring rent expense for this lease in April 2017, and it is included within the third party rent expense discussed above.

The Company also has lease agreements with DriveTime that provide the Company access to and utilization of space at various DriveTime inspection and reconditioning centers, temporary storage locations and retail facilities. Additionally, the Company entered into a sublease with DriveTime for the use of the first floor of its corporate headquarters in Tempe, Arizona. See Note 5 — Related Party Transactions for further related party lease information.

Beginning in December 2017, the Company has operating leases with third parties for certain of its transportation fleet. The initial lease terms are for two years from the delivery date of each individual vehicle to the Company, at which time each lease will extend on a month-to-month basis for a potential total lease term of six years unless both parties agree to earlier termination or replacement. Rent expense for these operating leases was approximately $0.1 million for the year ended December 31, 2017.

The following table summarizes the future minimum payments for operating leases due in each period as of December 31, 2017 (in thousands):

		Operating Leases (1)
	Finance Leases (3)	Related Party (2)	Non-Related Party	Total
2018	$2,490	$3,628	$4,576	$8,204
2019	3,356	4,004	4,218	8,222
2020	2,923	4,076	3,904	7,980
2021	2,923	4,149	3,596	7,745
2022	2,940	4,223	3,509	7,732
Thereafter	34,113	22,130	56,749	78,879
Total	$48,745	$42,210	$76,552	$118,762
(1) Leases that are on a month-to-month basis and lease extensions that the Company does not expect to take are not included.
(2) Related Party lease payments exclude rent payments due under the DriveTime Lease Agreement, as those are contingent upon the Company's utilization of the leased assets.
(3) Payments under the finance leases assume the Company does not repurchase the properties during the lease term. For further discussion refer to Note 7 - Debt Instruments.

Accrued Limited Warranty

As part of its retail strategy, the Company provides a 100-day or 4,189-mile limited warranty to customers to repair certain broken or defective components of each used vehicle sold. As such, the Company accrues for such repairs based on actual claims incurred to-date and repair reserves based on historical trends. The liability was approximately $0.8 million and $0.3 million as of December 31, 2017 and 2016, respectively, and is included in accounts payable and other accrued liabilities in the accompanying consolidated balance sheets.

Letters of Credit

In October 2016, the Company obtained an unconditional, irrevocable, stand-by letter of credit for $1.9 million to satisfy a condition of a lease agreement. The Company is required to maintain a cash deposit of $1.9 million with the financial institution that issued the stand-by letter of credit until February 2018, at which point the cash deposit requirement will be reduced by approximately $1.0 million until November 30, 2018, at which time the letter of credit shall expire. The Company has earned interest on this letter of credit, and as of both December 31, 2017 and 2016, the balance with the financial institution was approximately $2.0 million. This balance is classified as restricted cash in the accompanying consolidated balance sheets.

Legal Matters

From time to time, the Company is involved in various claims and legal actions that arise in the ordinary course of business. Although the results of litigation and claims cannot be predicted with certainty, as of December 31, 2017 and 2016, the Company does not believe that the ultimate resolution of any legal actions, either individually or in the aggregate, will have a material adverse effect on its financial position, results of operations, liquidity and capital resources.

Future litigation may be necessary to defend the Company and its partners by determining the scope, enforceability and validity of third party proprietary rights or to establish its own proprietary rights. The results of any current or future litigation cannot be predicted with certainty, and regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources and other factors.